Label	Element	Value
Great Lakes Disciplined Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Great Lakes Disciplined Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Great Lakes Disciplined Equity Fund (the “Fund”) seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover of the Fund was 163% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	163.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities including common and preferred stocks and convertible securities. Typically, the Fund invests at least 80% of its assets in common stocks issued by large-capitalization (“large cap”) companies, although it is currently anticipated that the Fund normally will invest at least 95% of its net assets in these companies. The Fund considers a company to be a large cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the S&P 500® Index. The market capitalizations within the index vary, but as of June 30, 2022, they ranged from approximately $3.13 billion to $2.21 trillion.

Although the Fund may from time to time emphasize smaller or larger capitalization companies within the range of the S&P 500®, as a result of the quantitative process discussed below, the Adviser anticipates that generally the Fund’s weighted average market capitalization will be similar to that of the S&P 500® Index. The Fund’s investments primarily include common stocks of U.S.-based companies that are listed on a U.S. stock exchange, although the Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies or with non-U.S. headquartered companies that have American Depositary Receipts (“ADRs”) that trade on a United States exchange.

The Fund follows a “core” strategy in that it is intended not to exhibit a pronounced style bias towards either “growth” or “value.” The Adviser’s proprietary quantitative process may tilt the Fund temporarily towards a particular style, but such tactical shifts are expected to even out over time. The Fund is actively managed using a proprietary quantitative process which projects a stock’s performance based upon a variety of factors, such as the stock’s growth or value traits, market capitalization, earnings volatility, earnings yield, financial leverage or currency sensitivity. This process tracks the historical performance of each of these factors. The process then measures the relative sensitivity of each of the stocks in the Fund’s investable universe to the various factors and projects each stock’s performance based on this sensitivity. Stocks are selected for purchase or sale through a disciplined analysis intended to maximize the Fund’s overall projected return while maintaining risk levels (as measured by volatility) similar to that of the S&P 500® Index. From time to time, the Fund may focus its investments in securities of companies in the same economic sector, including the information technology sector.

In addition to investing in equity securities issued by large cap companies, the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), in order to reduce cash balances in the Fund and increase the level of Fund assets exposed to large cap companies. The Fund’s investments in equity securities may include investments in real estate investment trusts (“REITs”).

The Adviser determines the size of each position owned by the Fund by analyzing the tradeoffs among a number of factors, including the investment attractiveness of each position, its estimated impact on the risk of the overall portfolio and the expected cost of trading.
		In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Preferred Stock Risk. A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership and receipt of dividends, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed by the issuer.

Convertible Securities Risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Investment Company Risk. The Fund bears all risks associated with the investment companies (including ETFs) in which it invests, including the risk that an investment company will not successfully implement its investment strategy or meet its investment objective. The Fund also bears its pro rata portion of an investment company’s total expenses, in addition to the Fund’s own expenses, and therefore the Fund’s total expenses may be higher than if it invested directly in the securities held by the investment company.

ETF Risk. The market price of an ETF fluctuates based on changes in the ETF’s net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities. In addition, a passively managed ETF may not accurately track the performance of the reference index.
REIT Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.

Information Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel.

Large Cap Companies Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. Investments in securities issued by foreign companies involve risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements, and market practices, as well as fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

ADR Risk.  ADRs are generally subject to the same risks as foreign securities because their values depend on the performance of the underlying foreign securities.  Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains than if the Fund had a low portfolio turnover rate.  This may mean that you would be likely to have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.  When the Fund purchases securities through a broker, a high portfolio turnover rate generally results in correspondingly greater brokerage commission expenses, which must be borne directly by the Fund.

Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year. Following the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average return over time compared with a broad-based securities market index. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available at www.glafunds.com or by calling 855-278-2020.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-278-2020
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Q2 2020 22.14%	Q1 2020 -16.30%

Year to Date Return as of June 30, 2022
-21.16%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(21.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.30%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Great Lakes Disciplined Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
10 Years	rr_AverageAnnualReturnYear10	16.55%
Since Inception	rr_AverageAnnualReturnSinceInception	16.05%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2009
Great Lakes Disciplined Equity Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GLDNX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	351
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	635
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,445
Annual Return 2012	rr_AnnualReturn2012	15.41%
Annual Return 2013	rr_AnnualReturn2013	37.42%
Annual Return 2014	rr_AnnualReturn2014	10.57%
Annual Return 2015	rr_AnnualReturn2015	2.19%
Annual Return 2016	rr_AnnualReturn2016	10.97%
Annual Return 2017	rr_AnnualReturn2017	18.57%
Annual Return 2018	rr_AnnualReturn2018	(6.24%)
Annual Return 2019	rr_AnnualReturn2019	27.34%
Annual Return 2020	rr_AnnualReturn2020	22.34%
Annual Return 2021	rr_AnnualReturn2021	19.82%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.82%
5 Years	rr_AverageAnnualReturnYear05	15.72%
10 Years	rr_AverageAnnualReturnYear10	15.23%
Since Inception	rr_AverageAnnualReturnSinceInception	14.78%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2009
Great Lakes Disciplined Equity Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.77%
5 Years	rr_AverageAnnualReturnYear05	10.52%
10 Years	rr_AverageAnnualReturnYear10	11.18%
Since Inception	rr_AverageAnnualReturnSinceInception	11.23%	[1]
Great Lakes Disciplined Equity Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	19.50%
5 Years	rr_AverageAnnualReturnYear05	11.49%
10 Years	rr_AverageAnnualReturnYear10	11.44%
Since Inception	rr_AverageAnnualReturnSinceInception	11.31%	[1]
Great Lakes Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Great Lakes Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Great Lakes Large Cap Value Fund (the “Fund”) seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by large-capitalization (“large cap”) companies, including common and preferred stocks and convertible securities. The Fund considers a company to be a large cap company if it has a market capitalization, at the time of purchase, generally over $5 billion. It is anticipated that the Fund normally will invest in companies with market capitalizations over $5 billion.

The Adviser utilizes an actively managed, “bottom up” strategy for the Fund that is designed to seek superior risk-adjusted performance. The Adviser focuses on three principles when selecting investments for the Fund. First, the Adviser analyzes a company’s “value” or earning power, which is the company’s ability to generate a profit for reinvestment in the company or distributions to shareholders. The Adviser uses return on investment as the best representation of earning power and invests in companies with rising or high returns on invested capital. Second, the Adviser uses proven valuation methods to identify attractively priced companies based primarily on elements of earning power. Finally, the Adviser manages risk in the portfolio through diversification and through assessing the material environmental, social, and governance (ESG) factors that may affect a company’s performance. The Fund typically invests in a portfolio of 35 to 55 companies. Stock selection is made by consensus of the Great Lakes Value Equity Team. From time to time, the Fund may focus its investments in securities of companies in the same economic sector, including the financial sector.
		In addition to investing in equity securities issued by large cap companies, the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), in order to reduce cash balances and increase the Fund’s exposure to large cap companies. The Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies or with non-U.S. headquartered companies that have American Depositary Receipts (“ADRs”) that trade on a United States exchange.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.
Preferred Stock Risk. A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership and receipt of dividends, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Convertible Securities Risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Value-Style Investing Risk. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Limited Holdings Risk. The Fund may have a relatively high concentration of assets in a single or small number of issuers, which may reduce its diversification and result in increased volatility.

Large Cap Companies Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ESG Risk. Applying ESG criteria to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG criteria. In addition, ESG information and scores across third-party data providers, indices, and other funds may differ and/or be incomparable.

Foreign Securities Risk. Investments in securities of foreign companies involve risks not ordinarily associated with investments in securities and instruments of U.S. companies, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements, and market practices, including fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.
ADR Risk.  ADRs are generally subject to the same risks as foreign securities because their values depend on the performance of the underlying foreign securities.  Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.

Investment Company Risk. The Fund bears all risks associated with the investment companies (including ETFs) in which it invests, including the risk that an investment company will not successfully implement its investment strategy or meet its investment objective. The Fund also bears its pro rata portion of an investment company’s total expenses, in addition to the Fund’s own expenses, and therefore the Fund’s total expenses may be higher than if it invested directly in the securities held by the investment company.

ETF Risk. The market price of an ETF fluctuates based on changes in the ETF’s net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities. In addition, a passively managed ETF may not accurately track the performance of the reference index.

Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year. Following the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average return over time compared with a broad-based securities market index. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available at www.glafunds.com or by calling 855-278-2020.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-278-2020
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Q4 2020 17.31%	Q1 2020 -27.47%

Year-to-Date Return as of June 30, 2022
-10.51%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.47%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Great Lakes Large Cap Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.16%
5 Years	rr_AverageAnnualReturnYear05	11.16%
Since Inception	rr_AverageAnnualReturnSinceInception	12.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012
Great Lakes Large Cap Value Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GLLIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,232
Annual Return 2013	rr_AnnualReturn2013	32.28%
Annual Return 2014	rr_AnnualReturn2014	10.94%
Annual Return 2015	rr_AnnualReturn2015	(2.04%)
Annual Return 2016	rr_AnnualReturn2016	16.90%
Annual Return 2017	rr_AnnualReturn2017	18.31%
Annual Return 2018	rr_AnnualReturn2018	(12.93%)
Annual Return 2019	rr_AnnualReturn2019	27.67%
Annual Return 2020	rr_AnnualReturn2020	1.56%
Annual Return 2021	rr_AnnualReturn2021	22.00%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.00%
5 Years	rr_AverageAnnualReturnYear05	10.26%
Since Inception	rr_AverageAnnualReturnSinceInception	11.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012
Great Lakes Large Cap Value Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.25%
5 Years	rr_AverageAnnualReturnYear05	8.03%
Since Inception	rr_AverageAnnualReturnSinceInception	10.05%
Great Lakes Large Cap Value Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.63%
5 Years	rr_AverageAnnualReturnYear05	7.69%
Since Inception	rr_AverageAnnualReturnSinceInception	9.28%
Great Lakes Small Cap Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Great Lakes Small Cap Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Great Lakes Small Cap Opportunity Fund (the “Fund”) seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover of the Fund was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization (“small cap”) companies, including common and preferred stocks and convertible securities. It is currently anticipated that the Fund normally will invest at least 95% of its net assets in these companies. The Fund considers a company to be a small cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2000® Index. The market capitalizations within the index vary, but as of June 30, 2022, they ranged from approximately $9.6 million to $10.3 billion.

Although the Fund may from time to time emphasize smaller or larger capitalization companies within the range of the Russell 2000® Index, as a result of the investment process discussed below, the Adviser anticipates that generally the Fund’s weighted average market capitalization will be similar to that of the Russell 2000® Index. The Fund’s investments primarily include common stocks of U.S.-based companies that are listed on a U.S. stock exchange, although the Fund may invest up to 20% of its total assets in securities denominated in foreign currencies or with non-U.S. headquartered companies that have American Depositary Receipts (“ADRs”) that trade on a United States exchange. From time to time, the Fund may focus its investments in securities of companies in the same economic sector, including the financial and industrial sectors.

Although the principles underlying the Adviser’s investment process were not selected solely because they are identified with either a “growth” or “value” style of investing, it is likely the case that the Fund’s investment style will often times exhibit characteristics more closely associated with “value” investing than “growth.”

The Fund is actively managed using a fundamental process that incorporates both quantitative screening techniques and rigorous investment analysis. The Adviser has designed its fundamental process to add value in the small cap universe which it believes lacks an efficient market. Many listed securities have limited published research coverage, which may result in the market not fully assessing the value or growth prospects of the companies.

The Adviser seeks to invest in the securities of companies it believes are undervalued by the marketplace in relation to the company’s ability to generate attractive returns on capital. Attractive returns can then be reinvested in growth opportunities or a return of capital to shareholders in the form of dividends, debt repayment, or share buybacks. The Adviser considers measures such as price/book (“P/B”) ratio, price/sales (“P/S”) ratio, price/earnings (“P/E”) ratio, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s future cash flows.

In addition to investing in equity securities of small cap companies, the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), in order to reduce cash balances in the Fund and increase the level of Fund assets exposed to small cap companies.
The Adviser determines the size of each position (i.e., stocks owned by the Fund) by analyzing the trade-offs among a number of factors, including the investment attractiveness of each position, its estimated impact on the risk of the overall portfolio, the expected cost of trading, and an assessment of the material environmental, social, and governance (ESG) factors that may affect a company’s performance.

Holdings are generally sold as they reach the Adviser’s valuation targets, or if the situation changes in an unexpected way which may permanently impair return prospects. For example, situations can change due to management missteps or changes in the macro-economic environment.
		In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform the market or mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Preferred Stock Risk. A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership and receipt of dividends, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Convertible Securities Risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.
Investment Company Risk. The Fund bears all risks associated with the investment companies (including ETFs) in which it invests, including the risk that an investment company will not successfully implement its investment strategy or meet its investment objective. The Fund also bears its pro rata portion of an investment company’s total expenses, in addition to the Fund’s own expenses, and therefore the Fund’s total expenses may be higher than if it invested directly in the securities held by the investment company.

ETF Risk. The market price of an ETF fluctuates based on changes in the ETF’s net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities. In addition, a passively managed ETF may not accurately track the performance of the reference index.

Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Industrials Sector Risk. The industrials sector can be significantly affected by supply and demand both for their specific product or service and for industrials sector products in general; a decline in demand for products due to rapid technological developments and frequent new product introduction; government regulation, world events and economic conditions; and the risks associated with potential environmental damage and product liability claims.

Small Cap Companies Risk. The small cap companies in which the Fund invests may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies. Therefore, these securities may be more volatile and less liquid than the securities of larger, more established companies. Small cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.

Foreign Securities Risk. Investments in securities issued by foreign companies involve risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements, and market practices, as well as fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.
Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

ADR Risk.  ADRs are generally subject to the same risks as foreign securities because their values depend on the performance of the underlying foreign securities.  Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate.  This may mean that you would be likely to have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.  When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund.

Value-Style Investing Risk. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns for the Fund’s Institutional Class have varied from year-to-year. Following the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average return over time compared with a broad-based securities market index. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available at www.glafunds.com or by calling 855-278-2020.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns for the Fund’s Institutional Class have varied from year-to-year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-278-2020
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Q4 2020 27.48%	Q1 2020 -35.22%

Year-to-Date as of June 30, 2022
Institutional Class:	-19.25%
Investor Class:	-19.33%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.22%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2021(1)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. The performance of the Investor Class will vary from the after-tax returns shown above for the Institutional Class shares as a result of the Investor Class shares’ higher expenses. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. The performance of the Investor Class will vary from the after-tax returns shown above for the Institutional Class shares as a result of the Investor Class shares’ higher expenses. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Great Lakes Small Cap Opportunity Fund | Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	[4]
1 Year	rr_AverageAnnualReturnYear01	14.82%	[4]
5 Years	rr_AverageAnnualReturnYear05	12.02%	[4]
10 Years	rr_AverageAnnualReturnYear10	13.23%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	14.42%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2008	[4]
Great Lakes Small Cap Opportunity Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GLSCX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	408
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	711
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,573
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.33%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[4]
1 Year	rr_AverageAnnualReturnYear01	23.19%	[4]
5 Years	rr_AverageAnnualReturnYear05	8.43%	[4]
10 Years	rr_AverageAnnualReturnYear10	10.96%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	13.47%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2008	[4]
Great Lakes Small Cap Opportunity Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GLSIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,277
Annual Return 2012	rr_AnnualReturn2012	16.54%
Annual Return 2013	rr_AnnualReturn2013	40.68%
Annual Return 2014	rr_AnnualReturn2014	5.06%
Annual Return 2015	rr_AnnualReturn2015	(11.93%)
Annual Return 2016	rr_AnnualReturn2016	25.98%
Annual Return 2017	rr_AnnualReturn2017	9.52%
Annual Return 2018	rr_AnnualReturn2018	(7.79%)
Annual Return 2019	rr_AnnualReturn2019	22.27%
Annual Return 2020	rr_AnnualReturn2020	(0.51%)
Annual Return 2021	rr_AnnualReturn2021	23.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.25%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[4]
1 Year	rr_AverageAnnualReturnYear01	23.46%	[4]
5 Years	rr_AverageAnnualReturnYear05	8.69%	[4]
10 Years	rr_AverageAnnualReturnYear10	11.23%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	13.76%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2008	[4]
Great Lakes Small Cap Opportunity Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[4]
1 Year	rr_AverageAnnualReturnYear01	21.30%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.48%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.78%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.98%	[4]
Great Lakes Small Cap Opportunity Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	14.56%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.02%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.21%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.34%	[4]

[1]	The Great Lakes Disciplined Equity Fund, a series of Northern Lights Fund Trust, (the “Predecessor Fund”) transferred into the Fund in a tax-free reorganization on December 14, 2012. Performance information shown includes the performance of the Predecessor Fund for periods prior to December 14, 2012.
[2]	Great Lakes Advisors, LLC (the “Adviser” or “Great Lakes”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 0.85% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least July 29, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.
[3]	Great Lakes Advisors, LLC (the “Adviser” or “Great Lakes”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 0.85% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least July 29, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.
[4]	The Great Lakes Small Cap Opportunity Fund, a series of Northern Lights Fund Trust, (the “Predecessor Fund”) transferred into the Fund in a tax-free reorganization on December 14, 2012. Performance information shown includes the performance of the Predecessor Fund for periods prior to December 14, 2012.
[5]	Great Lakes Advisors, LLC (the “Adviser” or “Great Lakes”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 1.24% of the average daily net assets of the Investor Class and 0.99% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least July 29, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.